Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ 105,000	$ (260,000)	$ (374,296)	$ 6,286	$ (48,652)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	170,000	79,000	230,780	9,859	892
Amortization of discount and debt issuance costs	10,000	5,000	15,953	0	0
Loss on modification or extinguishment of debt			41,296	15,332	32,480
Total losses (gains) on derivatives, net	90,000	98,000	88,052	(43,128)	(3,158)
Total losses (gains) on derivatives, net—related party	(2,000)	3,000	957	0	0
Net cash provided by (used for) settlement of derivative instruments	(20,000)	4,000	(29,437)	(7,222)	(50,981)
Impairment expense and loss on disposal of assets			364	20	5,505
Other	0	1,000	1,603	0	0
Changes in operating assets and liabilities:
Accounts receivable	(225,000)	(39,000)	(57,654)	0	0
Accounts receivable—affiliate	57,000	(22,000)	(57,203)	0	0
Advances to affiliate	10,000	(31,000)	(53,231)	(10,911)	0
Inventory	(6,000)	(31,000)	(36,885)	(24,852)	0
Accounts payable and accrued liabilities	(67,000)	134,000	174,471	10,354	152
Accrued liabilities—related party	6,000	4,000	2,531	0	0
Due to affiliates	(2,000)	6,000	15,368	530	1,567
Other, net	(39,000)	(4,000)	3,863	(16,313)	(1,454)
Other, net—affiliate			95	(117)	(667)
Net cash provided by (used in) operating activities	87,000	(53,000)	(33,373)	(60,162)	(64,316)
Cash flows from investing activities
Property, plant and equipment, net	(350,000)	(840,000)	(1,517,162)	(2,962,936)	(1,987,254)
Other	(2,000)	(2,000)	(2,058)	2,669	25,045
Net cash used in investing activities	(352,000)	(842,000)	(1,519,220)	(2,960,267)	(1,962,209)
Cash flows from financing activities
Proceeds from issuances of debt	141,000	1,372,000	4,203,550	3,114,800	3,040,000
Repayments of debt	0	(558,000)	(3,543,757)	(301,455)	(1,436,050)
Debt issuance and deferred financing costs	0	(1,000)	(16,210)	(45,743)	(23,496)
Debt extinguishment cost			(11,127)	(9,108)	(29)
Capital contributions	145,000	72,000	710,737	324,517	402,119
Net cash provided by financing activities	286,000	885,000	1,343,193	3,083,011	1,982,544
Net increase (decrease) in cash, cash equivalents and restricted cash	21,000	(10,000)	(209,400)	62,582	(43,981)
Cash, cash equivalents and restricted cash—beginning of period	79,741	289,141	289,141	226,559	270,540
Cash, cash equivalents and restricted cash—end of period	$ 101,000	$ 279,000	$ 79,741	$ 289,141	$ 226,559